Interim Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, Authorized	65,000,000	65,000,000
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	62,985,708	69,620,060
Common shares, outstanding	62,985,708	69,620,060
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	25,000,000	25,000,000
Common shares, issued
Common shares, outstanding
Class C Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	100	100
Common shares, issued		100
Common shares, outstanding		100